Segment Reporting - Schedule of net sales and Property, plant and equipment, net of depreciation, by region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment reporting
Revenue	$ 18,252	$ 10,981	$ 30,058
Total Property, plant and equipment, net of depreciation	3,770	3,201
North America
Segment reporting
Revenue	10,487	7,500	16,531
Europe, Middle East & Africa
Segment reporting
Revenue	4,444	1,839	9,985
Total Property, plant and equipment, net of depreciation	3,770	3,201
Asia Pacific
Segment reporting
Revenue	3,227	$ 1,642	3,466
Latin America
Segment reporting
Revenue	$ 94		$ 76